Company Information - Tax dispute settlement (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 09, 2021	Dec. 31, 2022
Tax dispute settlement
VAT credit used to offset the accruals	€ 1.3
CIR 2013 - 2015
Tax dispute settlement
Write-off of CIR receivables		€ 0.3
CIR 2017
Tax dispute settlement
Write-off of CIR receivables		0.2
Payroll Tax Audit, 2016 and 2017
Tax dispute settlement
Accruals settled during the period		2.8
Accruals settled through payments		0.4
Accruals settled through offset against VAT credits		€ 1.9